                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5449
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                        MANAGED SECTORS VARIABLE ACOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                    Date of reporting period: March 31, 2005
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ITEM 1. SCHEDULE OF INVESTMENTS.

                                    COMPASS

                                             PROFESSIONALLY MANAGED COMBINATION
                                                       FIXED/VARIABLE ANNUITIES
                                                   FOR PERSONAL INVESTMENTS AND
                                                     QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS o March 31, 2005

Managed Sectors Variable Account


                                                                      Issued by
                                    Sun Life Assurance Company of Canada (U.S),
                                                   A Wholly Owned Subsidiary of
                                       Sun Life of Canada (U.S.) Holdings, Inc.
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ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE
VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.
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

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PORTFOLIO OF INVESTMENTS          March 31, 2005 (Unaudited)
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Managed Sectors Variable Account

ISSUER                                                                           SHARES                 VALUE
STOCKS - 98.2%

AEROSPACE - 0.6%
Northrop Grumman Corp.                                                                6,800        $    367,064
                                                                                                   ------------

APPAREL MANUFACTURERS - 2.0%
Nike, Inc., "B"                                                                       7,200        $    599,832
Reebok International Ltd.                                                            12,600             558,180
                                                                                                   ------------
                                                                                                   $  1,158,012
                                                                                                   ------------

BANKS & CREDIT COMPANIES - 5.9%
American Express Co.                                                                 23,300        $  1,196,921
Citigroup, Inc.                                                                      25,700           1,154,958
Countrywide Financial Corp.                                                          30,900           1,003,014
                                                                                                   ------------
                                                                                                   $  3,354,893
                                                                                                   ------------

BIOTECHNOLOGY - 6.9%
Amgen, Inc.*                                                                         18,600        $  1,082,706
Celgene Corp.*                                                                       13,200             449,460
Genentech, Inc.*                                                                      3,900             220,779
Genzyme Corp.*                                                                       22,700           1,299,348
Gilead Sciences, Inc.*                                                               16,400             587,120
ImClone Systems, Inc.*                                                                8,100             279,450
                                                                                                   ------------
                                                                                                   $  3,918,863
                                                                                                   ------------

BROADCAST & CABLE TV - 6.4%
Comcast Corp., "A"*                                                                  33,400        $  1,128,252
Time Warner, Inc.*                                                                   52,600             923,130
Univision Communications, Inc., "A"*                                                 14,400             398,736
Viacom, Inc., "B"                                                                    10,300             358,749
Walt Disney Co.                                                                      28,800             827,424
                                                                                                   ------------
                                                                                                   $  3,636,291
                                                                                                   ------------

BROKERAGE & ASSET MANAGERS - 2.4%
Goldman Sachs Group, Inc.                                                             9,000        $    989,910
Merrill Lynch & Co., Inc.                                                             6,300             356,580
                                                                                                   ------------
                                                                                                   $  1,346,490
                                                                                                   ------------

BUSINESS SERVICES - 1.1%
Fiserv, Inc.*                                                                        15,300        $    608,940
                                                                                                   ------------

COMPUTER SOFTWARE - 11.3%
Amdocs Ltd.*                                                                         16,300        $    462,920
Computer Associates International, Inc.                                                 700              18,970
Mercury Interactive Corp.*                                                           11,500             544,870
Microsoft Corp.                                                                      94,600           2,286,482
Oracle Corp.*                                                                       114,200           1,425,216
Symantec Corp.*                                                                      37,000             789,210
VERITAS Software Corp.*                                                              40,600             942,732
                                                                                                   ------------
                                                                                                   $  6,470,400
                                                                                                   ------------

COMPUTER SOFTWARE - SYSTEMS - 5.0%
Apple Computer, Inc.*                                                                14,000        $    583,380
Dell, Inc.*                                                                          58,400           2,243,728
                                                                                                   ------------
                                                                                                   $  2,827,108
                                                                                                   ------------

CONSUMER GOODS & SERVICES - 2.9%
Avon Products, Inc.                                                                  10,200        $    437,988
Procter & Gamble Co.                                                                 23,400           1,240,200
                                                                                                   ------------
                                                                                                   $  1,678,188
                                                                                                   ------------

ELECTRICAL EQUIPMENT - 2.2%
Emerson Electric Co.                                                                 10,700        $    694,751
Tyco International Ltd.                                                               8,800             297,440
W.W. Grainger, Inc.                                                                   3,900             242,853
                                                                                                   ------------
                                                                                                   $  1,235,044
                                                                                                   ------------

ELECTRONICS - 4.9%
Amphenol Corp., "A"                                                                  14,200        $    525,968
Analog Devices, Inc.                                                                 21,300             769,782
KLA-Tencor Corp.                                                                      8,500             391,085
Maxim Integrated Products, Inc.                                                       7,400             302,438
Texas Instruments, Inc.                                                              30,600             779,994
                                                                                                   ------------
                                                                                                   $  2,769,267
                                                                                                   ------------

FOOD & DRUG STORES - 2.0%
CVS Corp.                                                                            21,400        $  1,126,068
                                                                                                   ------------

GAMING & LODGING - 2.0%
Carnival Corp.                                                                       22,200        $  1,150,182
                                                                                                   ------------

GENERAL MERCHANDISE - 1.6%
Target Corp.                                                                         18,600        $    930,372
                                                                                                   ------------

HEALTH MAINTENANCE ORGANIZATIONS - 1.5%
WellPoint, Inc.*                                                                      6,900        $    864,915
                                                                                                   ------------

INSURANCE - 0.4%
American International Group, Inc.                                                    4,600        $    254,886
                                                                                                   ------------

INTERNET - 2.1%
eBay, Inc.*                                                                          21,200        $    789,912
Yahoo!, Inc.*                                                                        12,500             423,750
                                                                                                   ------------
                                                                                                   $  1,213,662
                                                                                                   ------------

MACHINERY & TOOLS - 1.1%
Caterpillar, Inc.                                                                     6,900        $    630,936
                                                                                                   ------------

MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.6%
HCA, Inc.                                                                            16,800        $    899,976
                                                                                                   ------------

MEDICAL EQUIPMENT - 5.1%
Fisher Scientific International, Inc.*                                               15,200        $    865,184
Medtronic, Inc.                                                                      27,500           1,401,125
Waters Corp.*                                                                        18,600             665,694
                                                                                                   ------------
                                                                                                   $  2,932,003
                                                                                                   ------------

PERSONAL COMPUTERS & PERIPHERALS - 2.0%
EMC Corp.*                                                                           48,600        $    598,752
Network Appliance, Inc.*                                                             18,800             520,008
                                                                                                   ------------
                                                                                                   $  1,118,760
                                                                                                   ------------

PHARMACEUTICALS - 13.3%
Abbott Laboratories                                                                  36,600        $  1,706,292
Eli Lilly & Co.                                                                      15,000             781,500
Johnson & Johnson                                                                    47,600           3,196,816
Wyeth                                                                                45,500           1,919,190
                                                                                                   ------------
                                                                                                   $  7,603,798
                                                                                                   ------------

POLLUTION CONTROL - 0.4%
Waste Management, Inc.                                                                8,400        $    242,340
                                                                                                   ------------

RESTAURANTS - 1.2%
YUM! Brands, Inc.                                                                    13,300        $    689,073
                                                                                                   ------------

SPECIALTY STORES - 6.1%
Abercrombie & Fitch Co., "A"                                                         17,600        $  1,007,424
Best Buy Co., Inc.                                                                   16,400             885,764
Lowe's Cos., Inc.                                                                     8,500             485,265
PETsMART, Inc.                                                                       12,400             356,500
Staples, Inc.                                                                        24,400             766,892
                                                                                                   ------------
                                                                                                   $  3,501,845
                                                                                                   ------------

TELECOMMUNICATIONS - WIRELINE - 3.7%
Cisco Systems, Inc.*                                                                119,600        $  2,139,644
                                                                                                   ------------

TRUCKING - 2.5%
FedEx Corp.                                                                           8,900        $    836,155
United Parcel Service, Inc., "B"                                                      8,100             589,194
                                                                                                   ------------
                                                                                                   $  1,425,349
                                                                                                   ------------
Total Stocks (Identified Cost, $50,293,943)                                                        $ 56,094,369
                                                                                                   ------------

ISSUER                                                                       PAR AMOUNT                 VALUE

SHORT-TERM OBLIGATION - 1.6%
General Electric Capital Corp., 2.84%, due 4/01/05, at Amortized Cost< $            896,000        $    896,000
                                                                                                   ------------
Total Investments
    (Identified Cost, $51,189,943)                                                                 $ 56,990,369
                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - 0.2%                                                                   132,263
                                                                                                   ------------
NET ASSETS - 100.0%                                                                                $ 57,122,632
                                                                                                   ------------

* Non-income producing security.
< The rate shown represents an annualized yield at time of purchase.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.



(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.
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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MANAGED SECTORS VARIABLE ACCOUNT
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By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: May 24, 2005
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: May 24, 2005
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By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 24, 2005
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* Print name and title of each signing officer under his or her signature.